Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investment Income [line items]
Rental income, net of depreciation	$ 837	$ 874
Net Investment income	11,624	35,400
Investment income	15,627	16,433
Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	6,230	6,497
Gains (losses)	(5,866)	13,524
Impairment loss, net	29	(119)
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	96	169
Gains (losses)	63	(136)
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	731	555
Gains (losses)	3,471	2,041
Impairment loss, net	(3)	(54)
Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,709	1,837
Gains (losses)	133	86
Provision, net	1	(18)
Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,931	1,883
Gains (losses)	270	(18)
Impairment loss, net	45	(88)
Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	366	390
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	77	72
Provision, net	(2)	(2)
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	453	468
Gains (losses)	677	(18)
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	1,050	893
Gains (losses)	(5,939)	6,529
Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	57	72
Oil and gas, timber, agriculture and other income	2,996	1,435
Gains (losses)	3,104	(177)
Impairment loss, net	(55)	(421)
Interest income [member]
Disclosure of Investment Income [line items]
Investment income	11,517	11,813
Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	4,180	2,458
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	15	703
Other [Member]
Disclosure of Investment Income [line items]
Investment income	85	2,865
Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(4,003)	18,967
Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(5,585)	10,748
Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	3,220	1,917
Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	133	86
Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	270	(47)
Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	696	1
Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	3,076	(215)
Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(5,813)	6,477
FVTPL [Member]
Disclosure of Investment Income [line items]
Net Investment income	1,775	26,174
Investment income	7,364	7,388
Realized and unrealized gains (losses) on assets	(5,589)	18,786
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	5,645	5,805
Gains (losses)	(5,600)	10,739
Impairment loss, net	28	(113)
FVTPL [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	12	24
Gains (losses)	85	(24)
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	670	517
Gains (losses)	3,221	2,020
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	1,085	924
Gains (losses)	(5,925)	6,501
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	2,554	(210)
Impairment loss, net		(9)
FVTPL [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	6,742	6,753
FVTPL [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	670	517
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	28	123
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	76	241
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(5,605)	10,747
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	3,187	1,908
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,628	(318)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(5,799)	6,449
AFS [Member]
Disclosure of Investment Income [line items]
Net Investment income	704	3,494
Investment income	654	3,484
Realized and unrealized gains (losses) on assets	50	10
AFS [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	576	692
Gains (losses)	(266)	2,785
Impairment loss, net	1	(6)
AFS [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	84	145
Gains (losses)	(22)	(112)
AFS [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	61	38
Gains (losses)	250	21
Impairment loss, net	(3)	(54)
AFS [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	23	1
Impairment loss, net		(16)
AFS [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	661	837
AFS [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	61	38
AFS [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	2	76
AFS [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	66	2,685
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	20	1
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	33	9
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(3)
Other [Member]
Disclosure of Investment Income [line items]
Net Investment income	9,145	5,732
Investment income	7,609	5,561
Other [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	9
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,709	1,837
Gains (losses)	133	86
Provision, net	1	(18)
Other [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,931	1,883
Gains (losses)	270	(18)
Impairment loss, net	45	(88)
Other [Member] | Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	366	390
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	77	72
Provision, net	(2)	(2)
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	453	468
Gains (losses)	677	(18)
Other [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(35)	(31)
Gains (losses)	(14)	28
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	57	72
Oil and gas, timber, agriculture and other income	2,996	1,435
Gains (losses)	527	32
Impairment loss, net	(55)	(396)
Other [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	4,114	4,223
Other [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	3,449	1,903
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	11	504
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	57	61
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1,536	171
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	133	86
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	270	(47)
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	696	1
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	451	103
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	$ (14)	$ 28